Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	TANGER INC
Entity Incorporation, State or Country Code	NC
Entity File Number	1-11986
Entity Tax Identification Number	56-1815473
Entity Address, Address Line One	3200 Northline Avenue
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27408
City Area Code	336
Local Phone Number	292-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	SKT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000899715